Other liabilities - Additional information (Details ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Remeasurement of defined benefit obligation	$ (208)	$ 277	$ 18
Remeasurement of defined benefit obligation before taxes	(257)	344
Taxes relating to remeasurement of defined benefit obligation	$ 49	$ 67
Toscana Aeroporti S.p.a.
Disclosure of subsidiaries [line items]
Annual discount rate	0.77%	1.60%
Annual turnover rate	1.00%	1.50%
Annual employee termination benefit increase rate	2.25%	2.63%
Terminal Aeroportuaria de Guayaquil S.A.
Disclosure of subsidiaries [line items]
Annual discount rate	4.21%	4.25%
Annual turnover rate	10.22%	10.85%
Annual employee termination benefit increase rate	2.00%	1.78%
Annual employee termination benefit	7 years 6 months	7 years 3 months